Securian Funds Trust

Supplement dated December 18, 2017 to the Prospectus of Securian Funds Trust dated May 1, 2017.

This Supplement describes portfolio manager changes for the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund and the SFT Advantus Mortgage Securities Fund.

The text on page 5, under the caption “SFT Advantus Bond Fund: Management,” is replaced by the following:

SFT Advantus Bond Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Thomas B. Houghton Vice President and Portfolio Manager, Advantus Capital	April 29, 2005
David W. Land Vice President and Portfolio Manager, Advantus Capital	April 29, 2005
Daniel A. Henken Vice President and Portfolio Manager, Advantus Capital	December 1, 2017

The text on page 12, under the caption “SFT Advantus Dynamic Managed Volatility Fund: Management,” is replaced by the following:

SFT Advantus Dynamic Managed Volatility Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013
Jeremy P. Gogos, Ph. D. Portfolio Manager, Advantus Capital	June 1, 2017
Merlin L. Erickson Vice President and Portfolio Manager, Advantus Capital	December 1, 2017

Please retain this supplement for future reference.

F90716 12-2017

The text on page 16, under the caption “SFT Advantus Government Money Market Fund: Management,” is replaced by the following:

SFT Advantus Government Money Market Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Thomas B. Houghton Vice President and Portfolio Manager, Advantus Capital	August 18, 2003
Lena S. Harhaj Portfolio Manager, Advantus Capital	April 29, 2016

The text on page 37, under the caption “SFT Advantus Managed Volatility Equity Fund: Management,” is replaced by the following:

SFT Advantus Managed Volatility Equity Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	November 18, 2015
Jeremy P. Gogos, Ph. D. Portfolio Manager, Advantus Capital	June 1, 2017
Merlin L. Erickson Vice President and Portfolio Manager, Advantus Capital	December 1, 2017

The text on page 43, under the caption “SFT Advantus Mortgage Securities Fund: Management,” is replaced by the following:

SFT Advantus Mortgage Securities Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
David W. Land Vice President and Portfolio Manager, Advantus Capital	April 5, 2004
Lena S. Harhaj Portfolio Manager, Advantus Capital	December 1, 2017

The text relating to the SFT Advantus Bond Fund, the SFT Advantus Dynamic Managed Volatility Fund, the SFT Advantus Government Money Market Fund, the SFT Advantus Managed Volatility Equity Fund, and the SFT Advantus Mortgage Securities Fund starting on page 119, under the caption “Portfolio Managers,” is replaced by the following:

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Advantus Bond	Thomas B. Houghton Vice President and Portfolio Manager, Advantus Capital	April 29, 2005	Vice President and Portfolio Manager since August 2003, Advantus Capital
	David W. Land Vice President and Portfolio Manager, Advantus Capital	April 29, 2005	Vice President and Portfolio Manager since April 2004, Advantus Capital
	Daniel A. Henken Vice President and Portfolio Manager, Advantus Capital	December 1, 2017	Vice President and Portfolio Manager since December 2017, previously Investment Officer since August 2010, Advantus Capital
SFT Advantus Dynamic Managed Volatility	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Vice President and Portfolio Manager since December 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005-2010, Advantus Capital
	Jeremy P. Gogos, Ph. D. Portfolio Manager, Advantus Capital	June 1, 2017	Portfolio Manager since December 2017, previously Associate Portfolio Manager since June 2017, and Quantitative Research Analyst 2013-2017, Advantus Capital
	Merlin L. Erickson Vice President and Portfolio Manager, Advantus Capital	December 1, 2017	Vice President and Portfolio Manager since December 2017, previously Vice President and Senior Quantitative Analyst since November 2007, Advantus Capital

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Advantus Government Money	Thomas B. Houghton Vice President and Portfolio Manager, Advantus Capital	August 18, 2003	Vice President and Portfolio Manager since August 2003, Advantus Capital
	Lena S. Harhaj Portfolio Manager, Advantus Capital	April 29, 2016	Portfolio Manager since December 2017, previously Total Return Portfolio Analyst since April 2016, Senior Investment Analyst 2013-2016, and Associate Mortgage Analyst 2010-2013, Advantus Capital
SFT Advantus Managed Volatility Equity	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Vice President and Portfolio Manager since December 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005-2010, Advantus Capital
	Jeremy P. Gogos, Ph. D. Portfolio Manager, Advantus Capital	June 1, 2017	Portfolio Manager since December 2017, previously Associate Portfolio Manager since June 2017, and Quantitative Research Analyst 2013-2017, Advantus Capital
	Merlin L. Erickson Vice President and Portfolio Manager, Advantus Capital	December 1, 2017	Vice President and Portfolio Manager since December 2017, previously Vice President and Senior Quantitative Analyst since November 2007, Advantus Capital
SFT Advantus Mortgage Securities	David W. Land Vice President and Portfolio Manager, Advantus Capital	April 5, 2004	Vice President and Portfolio Manager since April 2004, Advantus Capital
	Lena S. Harhaj Portfolio Manager, Advantus Capital	December 1, 2017	Portfolio Manager since December 2017, previously Total Return Portfolio Analyst since April 2016, Senior Investment Analyst 2013-2016, and Associate Mortgage Analyst 2010-2013, Advantus Capital

Page 4